Equity - Issued Capital (Details) - 6 months ended Jun. 30, 2023	AUD ($) $ / shares shares	AUD ($) $ / shares $ / shares shares	USD ($) $ / shares shares
Equity Issued Capital [abstract]
Shares issued (in Shares)	210,000,000	210,000,000	210,000,000
Exercise price | (per share)	$ 0.008	$ 0.005
Options vested, percentage	33.33%	33.33%
Percentage of vested grant	66.67%	66.67%
Fair value options | (per share)	$ 0.0078	$ 0.0078	$ 0.005
Exercise price | (per share)	0.009	$ (0.006)
Share price | (per share)	$ 0.008	$ 0.005
Expected life	10 years	10 years
Annualized volatility rate	87.90%	87.90%
Dividend yield rate	0.00%	0.00%
Risk free rate	3.55%	3.55%
Grant total amount	$ 91,850	$ 91,850	$ (60,868)